SEGMENT INFORMATION, Non-current Assets by Location (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Jun. 30, 2019
Non-current Assets [Abstract]
Non-current assets	[1]	$ 106,977	$ 104,010
United States of America [Member]
Non-current Assets [Abstract]
Non-current assets		32,482	38,830
Others [Member]
Non-current Assets [Abstract]
Non-current assets		$ 74,495	$ 65,180

[1]	Exludes deferred tax asset